Discontinued Operation	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION

NOTE 4 – DISCONTINUED OPERATION

The Company’s subsidiary Gu’an REIT was primarily engaged in manufacturing and distribution of machinery and equipment used for environmental-friendly construction materials production. On January 2, 2020, Beijing REIT signed a share transfer agreement with a third party - Hebei Huishitong Techonology Inc. (“Huishitong”) to sell 100% ownership interest in Gu’an REIT to Huishitong for a cash consideration of RMB 39.9 million (approximately $5.7 million). As of December 31, 2019, the Company received RMB 9.7 million ( approximately $1.5 million ) from Huishitong as an acquisition deposit. In 2020, the Company received an additional RMB 26.6 million (approximately $4.1 million). Pursuant to the supplemental share transfer agreement, Huishitong shall make the remaining payment of RMB 3.6 million (approximately $0.6 million) to the Company before June 30, 2021. The Company recorded a gain from the disposition of $2,231,270 for the year ended December 31, 2020.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2020 and 2019, while results of operations related to the discontinued operations for the years ended December 31, 2020, 2019 and 2018, were reported as income (loss) from discontinued operations.

The results of discontinued operations for years ended December 31, 2020, 2019 and 2018 are as follows:

	For the years ended December 31,
	2020	2019	2018
Revenue	$-	$5,303,071	$8,274,992
Cost of revenues	-	4,475,590	5,098,892
Gross profit	-	827,481	3,176,100
Operating expenses	-	3,582,359	744,417
(Loss) income from discontinued operations	-	(2,754,878)	2,431,683
Other income (expense), net	-	10,762	20,591
(Loss) income before tax	-	(2,744,116)	2,452,274
Income tax provision	-	57,015	537,981
Net (loss) income from discontinued operations	$-	$(2,801,131)	$1,914,293

Assets and liabilities of the discontinued operations:

	As of December 31,
	2020	2019
Cash	-	$4,197
Accounts receivable, net	-	1,024,051
Accounts receivable-related party	-	476,334
Advance to suppliers, net	-	107,413
Advances to suppliers-related party	-	3,381,788
Prepayment and other assets, net	-	16,645
Due from related party	-	315,920
Inventories	-	-
Total current assets held for sale	-	5,326,348
Property and equipment, net	-	765,450
Intangible assets, net	-	428,002
Right of use assets	-	373
Total non-current assets held for sale	-	1,193,825
Total assets held for sale	-	6,520,173

Accounts payable	-	831,724
Advance from customers	-	38,593
Taxes payable	-	1,753,821
Accrued liabilities and other payables	-	270,644
Due to related parties	-	110,142
Total liabilities held for sale	-	$3,004,924